DEBT - Narrative (Details) - USD ($)								3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 14, 2024	May 24, 2024	Mar. 22, 2024	Feb. 14, 2024	Jun. 01, 2023	Aug. 05, 2021	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Aug. 13, 2024	Jul. 31, 2024	Jul. 11, 2024	May 31, 2024
Debt Instrument
Proceeds from Issuance of Secured Debt											$ 24,655,000	$ 14,083,000	$ 12,541,000	$ 0	$ 94,961,000
Long-Term Debt, Current Maturities								$ 1,579,000			1,579,000		82,496,000	5,000,000	4,375,000
Repayments of secured debt											13,537,000	3,247,000	5,747,000	24,596,000	94,301,000
Gain (loss) on extinguishment of debt								2,308,000		$ 0	3,003,000	0	0	1,392,000	4,960,000
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 2,499,000			2,499,000		4,046,000	7,989,000	18,237,000
Paid-in-Kind Interest											1,844,000	777,000	2,314,000	319,000	0
Proceeds from Lines of Credit											$ 209,852,000	$ 217,084,000	$ 421,623,000	$ 497,280,000	$ 309,000,000
June 2023 Warrants [Member]
Debt Instrument
Warrant exercise price (in dollars per share)						$ 20.00		$ 6.20			$ 6.20		$ 20.00
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 174,000			$ 174,000		$ 591,000
2024 Term Loan Warrants
Debt Instrument
Issuance of Stock and Warrants for Services or Claims			$ 800,000
August 2024 Warrants
Debt Instrument
Warrant exercise price (in dollars per share)								$ 6.20			$ 6.20
Issuance of Stock and Warrants for Services or Claims	$ 1,200,000
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 1,065,000			$ 1,065,000
July 2024 Warrants
Debt Instrument
Warrant exercise price (in dollars per share)								$ 6.20			$ 6.20							$ 8.20
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 140,000			$ 140,000
Warrants called in period (in shares)																		50,000
PNC credit facility
Debt Instrument
Line of credit, current borrowing capacity													700,000
Line of credit facility daily minimum liquidity													15,000,000
Term Loan Credit Agreement | Term Loan [Member]
Debt Instrument
Applicable margin (percent)							6.00%
Loan servicing trigger (percent)							300000000.00%
Prepayment percentage							100.00%
Percentage of excess cash flow							75.00%
Term Loan Credit Agreement | Term Loan [Member] | ABR
Debt Instrument
Variable interest rate (percent)							1.75%
Term Loan Credit Agreement | Term Loan [Member] | Federal Funds Rate
Debt Instrument
Variable interest rate (percent)							0.50%
Term Loan Credit Agreement | Term Loan [Member] | SOFR
Debt Instrument
Variable interest rate (percent)							1.00%
Term Loan Credit Agreement | Term Loan [Member] | Prime rate
Debt Instrument
Variable interest rate (percent)							5.00%
Term Loan Credit Agreement | Term Loan [Member] | Minimum
Debt Instrument
Prepayment percentage												0.00%
Term Loan Credit Agreement | Term Loan [Member] | Minimum | SOFR
Debt Instrument
Variable interest rate (percent)							0.75%
Term Loan Credit Agreement | Term Loan [Member] | Maximum
Debt Instrument
Prepayment percentage												50.00%
Term Loan Credit Agreement | Secured Debt
Debt Instrument
Debt settlement fees					$ 1,200,000
Debt instrument, amendment fees					100,000
Term Loan Credit Agreement | Secured Debt | August 2024 Warrants
Debt Instrument
Paid-in-Kind Interest	$ 500,000
Term Loan [Member]
Debt Instrument
Line of credit facility daily minimum liquidity																$ 10,000,000
Term Loan [Member] | Term Loan [Member] | Term Loan Warrant
Debt Instrument
Warrant exercise price (in dollars per share)			$ 9.20			$ 20.00
Term Loan [Member] | Secured Debt
Debt Instrument
Stated interest rate	5.00%					9.00%
Line of credit facility, maximum borrowing amount	$ 26,300,000
Line of Credit Facility, Maximum Borrowing Capacity, Net	$ 25,000,000
Proceeds from Issuance of Secured Debt						$ 15,000,000
Debt issuance fees						$ 900,000
Warrants issued (in shares)	380,510
Warrant exercise price (in dollars per share)	$ 6.20
Debt settlement fees					1,200,000
Debt instrument, amendment fees			$ 800,000		100,000
Line of credit facility, remaining borrowing capacity	$ 15,800,000
Repayments of secured debt									$ 12,300,000
Gain (loss) on extinguishment of debt	3,000,000								$ 700,000
Proceeds from Lines of Credit	10,500,000
Term Loan [Member] | Secured Debt | Related Party
Debt Instrument
Long-Term Debt, Current Maturities								$ 18,900,000			$ 18,900,000		$ 17,300,000
Term Loan [Member] | Secured Debt | SOFR
Debt Instrument
Variable interest rate (percent)						10.00%
Term Loan [Member] | Secured Debt | Term Loan Warrant
Debt Instrument
Warrants issued (in shares)			100,000			60,000.00
Debt instrument, fee amount						$ 700,000
Term Loan [Member] | Secured Debt | August 2024 Warrants
Debt Instrument
Warrants Not Settleable in Cash, Fair Value Disclosure	2,000,000
Term Loan [Member] | Secured Debt | July 2024 Warrants
Debt Instrument
Warrants Not Settleable in Cash, Fair Value Disclosure																	$ 400,000
Amended Revolving Credit Agreement With PNC [Member]
Debt Instrument
Loan servicing fee (percent)							6.50%
Amended Revolving Credit Agreement With PNC [Member] | Line of Credit
Debt Instrument
Stated interest rate								9.96%			9.96%
Line of credit facility, maximum borrowing amount							$ 40,000,000
Loan servicing fee (percent)							5.50%
Loan servicing trigger (percent)							0.75%
Loan servicing trigger, rate below variable rate (percent)							0.75%
Debt issuance fees																	$ 100,000
Debt instrument, fee amount	$ 700,000				$ 200,000	$ 700,000
Average outstanding amount				$ 40,000,000
Lender fee (percent)				1.00%
Line of credit facility, remaining borrowing capacity								$ 28,400,000			$ 28,400,000
Line of credit, current borrowing capacity								$ 100,000			$ 100,000
Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | Minimum
Debt Instrument
Undrawn commitment fee percentage				0.25%
Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | Maximum
Debt Instrument
Undrawn commitment fee percentage				0.375%
Amended Revolving Credit Agreement With PNC [Member] | Secured Debt
Debt Instrument
Debt issuance fees																			$ 500,000
Debt instrument, fee amount			$ 500,000
Domestic Rate And Swing Line Loans | Line of Credit
Debt Instrument
Stated interest rate								11.80%			11.80%
Loan servicing trigger (percent)							1.00%
Loan servicing trigger, rate below variable rate (percent)							1.00%
Domestic Rate And Swing Line Loans | Line of Credit | Overnight Banking Fund Rate
Debt Instrument
Variable interest rate (percent)							0.50%
2023 Term Loan
Debt Instrument
Stated interest rate													15.65%
2023 Term Loan | Secured Debt
Debt Instrument
Stated interest rate								15.60%			15.60%
2011 Term Loan
Debt Instrument
Stated interest rate													11.65%
PNC credit facility | Line of Credit
Debt Instrument
Stated interest rate													10.25%
Line of credit facility, remaining borrowing capacity													$ 27,300,000
Cumulative decrease in available line of credit													$ 800,000
2021 Term Loan | Secured Debt
Debt Instrument
Stated interest rate								14.90%			14.90%
2024 Term Loan | Secured Debt
Debt Instrument
Stated interest rate								17.10%			17.10%
Covenant Period One | Term Loan Credit Agreement
Debt Instrument
Stated interest rate							2.50%
Covenant Period One | Term Loan [Member] | Secured Debt
Debt Instrument
Stated interest rate	11.00%
Debt Instrument, Paid-In-Kind Interest Rate Margin	6.00%
Covenant Period One | Term Loan [Member] | Secured Debt | SOFR
Debt Instrument
Variable interest rate (percent)	12.00%
Covenant Period One | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit
Debt Instrument
Applicable Margin Rate, Percent		4.75%
Covenant Period One | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | SOFR
Debt Instrument
Variable interest rate (percent)							2.75%
Covenant Period One | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | Minimum | SOFR
Debt Instrument
Variable interest rate (percent)		0.00%
Covenant Period One | Domestic Rate And Swing Line Loans | Line of Credit | SOFR
Debt Instrument
Variable interest rate (percent)							1.00%
Covenant Period One | 2021 Term Loan | Secured Debt
Debt Instrument
Debt Instrument, Paid-In-Kind Interest Rate Margin		3.75%
Applicable Margin Rate, Percent		9.75%
Debt Instrument Amortization Rate		5.00%
Covenant Period One | 2021 Term Loan | Secured Debt | ABR
Debt Instrument
Variable interest rate (percent)		1.75%
Covenant Period One | 2021 Term Loan | Secured Debt | Federal Funds Rate
Debt Instrument
Variable interest rate (percent)		0.50%
Covenant Period One | 2021 Term Loan | Secured Debt | SOFR
Debt Instrument
Variable interest rate (percent)		1.00%
Covenant Period One | 2021 Term Loan | Secured Debt | Prime rate
Debt Instrument
Variable interest rate (percent)		8.75%
Covenant Period Two | Term Loan Credit Agreement | Term Loan [Member]
Debt Instrument
Stated interest rate							5.00%
Covenant Period Two | Term Loan [Member] | Secured Debt
Debt Instrument
Stated interest rate	13.00%
Debt Instrument, Paid-In-Kind Interest Rate Margin	8.00%
Covenant Period Two | Term Loan [Member] | Secured Debt | SOFR
Debt Instrument
Variable interest rate (percent)	14.00%
Covenant Period Two | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit
Debt Instrument
Applicable Margin Rate, Percent		3.75%
Covenant Period Two | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | SOFR
Debt Instrument
Variable interest rate (percent)		1.00%
Covenant Period Two | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | Overnight Banking Fund Rate
Debt Instrument
Variable interest rate (percent)		0.50%
Covenant Period Two | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | Minimum | SOFR
Debt Instrument
Variable interest rate (percent)							2.25%
Covenant Period Two | Amended Revolving Credit Agreement With PNC [Member] | Line of Credit | Maximum | SOFR
Debt Instrument
Variable interest rate (percent)							2.75%
Covenant Period Two | Domestic Rate And Swing Line Loans | Line of Credit | Minimum
Debt Instrument
Variable interest rate (percent)							1.25%
Covenant Period Two | Domestic Rate And Swing Line Loans | Line of Credit | Maximum
Debt Instrument
Variable interest rate (percent)							1.75%
Covenant Period Two | 2021 Term Loan | Secured Debt
Debt Instrument
Debt Instrument, Paid-In-Kind Interest Rate Margin		3.75%
Applicable Margin Rate, Percent		9.75%
Debt Instrument, Step-up Fee, Percent		1.00%
Covenant Period Two | 2021 Term Loan | Secured Debt | Paid in Kind Threshold One [Member]
Debt Instrument
Debt Instrument, Net Leverage Ratio		4.00
Covenant Period Two | 2021 Term Loan | Secured Debt | Paid in Kind Threshold Two
Debt Instrument
Debt Instrument, Net Leverage Ratio		3.50
Covenant Period Two | 2021 Term Loan | Secured Debt | ABR
Debt Instrument
Variable interest rate (percent)		8.75%
Covenant Period Two | 2021 Term Loan | Secured Debt | Minimum | SOFR
Debt Instrument
Variable interest rate (percent)		2.00%